American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2020

Value - Schedule of Investments
DECEMBER 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.5%
Airlines — 0.7%
Southwest Airlines Co.	357,650	16,670,067
Auto Components — 1.1%
BorgWarner, Inc.	637,880	24,647,683
Automobiles — 1.2%
General Motors Co.	344,584	14,348,478
Honda Motor Co. Ltd.	482,000	13,461,408
		27,809,886
Banks — 13.9%
Bank of America Corp.	1,630,050	49,406,815
Comerica, Inc.	197,887	11,053,968
JPMorgan Chase & Co.	588,311	74,756,679
M&T Bank Corp.	118,125	15,037,313
PNC Financial Services Group, Inc. (The)	155,768	23,209,432
Toronto-Dominion Bank (The)	262,560	14,834,877
Truist Financial Corp.	514,715	24,670,290
U.S. Bancorp	1,407,547	65,577,615
Wells Fargo & Co.	1,495,168	45,124,170
		323,671,159
Building Products — 0.7%
Johnson Controls International plc	326,634	15,217,878
Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	742,590	31,515,520
Franklin Resources, Inc.	159,051	3,974,684
Invesco Ltd.	712,616	12,420,897
Northern Trust Corp.	229,042	21,332,972
State Street Corp.	273,190	19,882,768
		89,126,841
Communications Equipment — 3.4%
Cisco Systems, Inc.	1,282,984	57,413,534
F5 Networks, Inc.(1)	117,250	20,628,965
		78,042,499
Containers and Packaging — 1.2%
Sonoco Products Co.	325,889	19,308,923
WestRock Co.	217,230	9,456,022
		28,764,945
Diversified Financial Services — 3.5%
Berkshire Hathaway, Inc., Class A(1)	149	51,824,435
Berkshire Hathaway, Inc., Class B(1)	124,945	28,970,997
		80,795,432
Diversified Telecommunication Services — 5.0%
AT&T, Inc.	2,247,940	64,650,754
Verizon Communications, Inc.	879,442	51,667,218
		116,317,972
Electric Utilities — 0.5%
Edison International	106,880	6,714,202
Pinnacle West Capital Corp.	49,170	3,931,141
		10,645,343

Electrical Equipment — 3.3%
Emerson Electric Co.	339,963	27,322,826
Hubbell, Inc.	169,677	26,603,657
nVent Electric plc	1,016,658	23,677,965
		77,604,448
Electronic Equipment, Instruments and Components — 0.9%
TE Connectivity Ltd.	166,799	20,194,355
Energy Equipment and Services — 3.2%
Baker Hughes Co.	983,428	20,504,474
Halliburton Co.	828,040	15,649,956
NOV, Inc.	331,398	4,550,095
Schlumberger NV	1,580,586	34,504,192
		75,208,717
Entertainment — 1.7%
Walt Disney Co. (The)(1)	221,590	40,147,676
Equity Real Estate Investment Trusts (REITs) — 1.7%
Equinix, Inc.	13,340	9,527,161
Healthpeak Properties, Inc.	412,400	12,466,852
Weyerhaeuser Co.	522,750	17,527,808
		39,521,821
Food and Staples Retailing — 1.5%
Koninklijke Ahold Delhaize NV	468,225	13,222,759
Walmart, Inc.	145,801	21,017,214
		34,239,973
Food Products — 4.9%
Conagra Brands, Inc.	644,898	23,384,001
Danone SA	304,490	20,012,895
J.M. Smucker Co. (The)	108,830	12,580,748
Kellogg Co.	248,759	15,480,273
Mondelez International, Inc., Class A	517,091	30,234,311
Orkla ASA	1,230,730	12,486,588
		114,178,816
Health Care Equipment and Supplies — 4.4%
Envista Holdings Corp.(1)	377,600	12,736,448
Hologic, Inc.(1)	108,430	7,896,957
Medtronic plc	375,240	43,955,614
Zimmer Biomet Holdings, Inc.	248,017	38,216,939
		102,805,958
Health Care Providers and Services — 3.1%
Cardinal Health, Inc.	639,905	34,273,312
McKesson Corp.	122,850	21,366,072
Universal Health Services, Inc., Class B	121,070	16,647,125
		72,286,509
Hotels, Restaurants and Leisure — 0.6%
Sodexo SA	169,420	14,340,940
Household Products — 1.0%
Procter & Gamble Co. (The)	174,179	24,235,266
Industrial Conglomerates — 3.5%
General Electric Co.	5,007,049	54,076,129
Siemens AG	184,710	26,436,907
		80,513,036
Insurance — 3.8%
Aflac, Inc.	240,390	10,690,143
Chubb Ltd.	247,493	38,094,123
MetLife, Inc.	379,148	17,800,999

Reinsurance Group of America, Inc.	188,686	21,868,707
		88,453,972
Leisure Products — 0.8%
Mattel, Inc.(1)	445,640	7,776,418
Polaris, Inc.	106,880	10,183,526
		17,959,944
Machinery — 1.3%
IMI plc	1,453,346	23,272,198
Oshkosh Corp.	75,600	6,506,892
		29,779,090
Metals and Mining — 0.6%
BHP Group Ltd.	461,885	15,047,702
Multiline Retail — 0.4%
Dollar Tree, Inc.(1)	84,660	9,146,666
Oil, Gas and Consumable Fuels — 7.9%
Chevron Corp.	797,324	67,334,012
Cimarex Energy Co.	298,821	11,208,776
ConocoPhillips	561,903	22,470,501
Devon Energy Corp.	1,406,520	22,237,081
EQT Corp.	950,021	12,074,767
Royal Dutch Shell plc, B Shares	856,595	14,757,689
TOTAL SE	772,954	33,343,759
		183,426,585
Paper and Forest Products — 0.8%
Mondi plc	751,285	17,731,705
Personal Products — 1.1%
Unilever plc	416,090	25,194,702
Pharmaceuticals — 7.3%
Johnson & Johnson	416,412	65,534,920
Merck & Co., Inc.	374,892	30,666,166
Pfizer, Inc.	1,370,093	50,433,123
Roche Holding AG	28,520	9,950,853
Teva Pharmaceutical Industries Ltd., ADR(1)	1,362,937	13,152,342
Viatris, Inc.(1)	8,038	150,632
		169,888,036
Road and Rail — 1.0%
Heartland Express, Inc.	1,327,081	24,020,166
Semiconductors and Semiconductor Equipment — 3.8%
Applied Materials, Inc.	216,794	18,709,322
Intel Corp.	1,153,282	57,456,509
QUALCOMM, Inc.	75,954	11,570,833
		87,736,664
Software — 1.3%
Open Text Corp.	187,810	8,537,843
Oracle Corp. (New York)	331,799	21,464,077
		30,001,920
Specialty Retail — 1.1%
Advance Auto Parts, Inc.	158,126	24,906,426
Technology Hardware, Storage and Peripherals — 0.4%
HP, Inc.	425,575	10,464,889
Textiles, Apparel and Luxury Goods — 1.2%
Ralph Lauren Corp.	105,460	10,940,420
Tapestry, Inc.	531,172	16,508,826
		27,449,246

Trading Companies and Distributors — 0.9%
MSC Industrial Direct Co., Inc., Class A	244,659	20,646,773
TOTAL COMMON STOCKS (Cost $1,559,426,281)		2,288,841,706
TEMPORARY CASH INVESTMENTS — 1.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 3.75%, 11/30/23 - 11/15/43, valued at $13,198,020), in a joint trading account at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $12,928,892)		12,928,806
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 10/15/23, valued at $16,486,279), at 0.06%, dated 12/31/20, due 1/4/21 (Delivery value $16,163,108)		16,163,000
TOTAL TEMPORARY CASH INVESTMENTS (Cost $29,091,806)		29,091,806
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,588,518,087)		2,317,933,512
OTHER ASSETS AND LIABILITIES — 0.3%		6,872,541
TOTAL NET ASSETS — 100.0%		$2,324,806,053

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,931,438	AUD	14,473,166	Bank of America N.A.	3/31/21	$(234,320)
USD	401,198	AUD	526,549	Bank of America N.A.	3/31/21	(5,024)
USD	11,118,297	CAD	14,162,486	Morgan Stanley	3/31/21	(10,449)
USD	7,340,460	CHF	6,484,379	Morgan Stanley	3/31/21	(2,504)
USD	99,343,789	EUR	80,905,440	Credit Suisse AG	3/31/21	314,167
GBP	1,253,816	USD	1,675,420	JPMorgan Chase Bank N.A.	3/31/21	40,081
USD	43,684,976	GBP	32,440,897	JPMorgan Chase Bank N.A.	3/31/21	(701,434)
JPY	53,502,000	USD	516,828	Bank of America N.A.	3/31/21	1,852
USD	10,669,670	JPY	1,106,551,500	Bank of America N.A.	3/31/21	(57,882)
USD	8,999,073	NOK	78,219,045	Goldman Sachs & Co.	3/31/21	(120,568)
						$(776,081)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
EUR	-	Euro
GBP	-	British Pound
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
USD	-	United States Dollar
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Automobiles	14,348,478	13,461,408	—
Banks	308,836,282	14,834,877	—
Food and Staples Retailing	21,017,214	13,222,759	—
Food Products	81,679,333	32,499,483	—
Hotels, Restaurants and Leisure	—	14,340,940	—
Industrial Conglomerates	54,076,129	26,436,907	—
Machinery	6,506,892	23,272,198	—
Metals and Mining	—	15,047,702	—
Oil, Gas and Consumable Fuels	135,325,137	48,101,448	—
Paper and Forest Products	—	17,731,705	—
Personal Products	—	25,194,702	—
Pharmaceuticals	159,937,183	9,950,853	—
Other Industries	1,253,020,076	—	—
Temporary Cash Investments	—	29,091,806	—
	2,034,746,724	283,186,788
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	356,100	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	1,132,181	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.